Interest expense	12 Months Ended
Dec. 31, 2020
Borrowing costs [abstract]
Interest expense

Note 7	Interest expense

FOR THE YEAR ENDED DECEMBER 31	2020	2019
Interest expense on long-term debt	(1,072)	(1,017)
Interest expense on other debt	(87)	(153)
Capitalized interest	49	45
Total interest expense	(1,110)	(1,125)
Included in interest expense on long-term debt is interest on lease liabilities of $199 million and $213 million for 2020 and 2019, respectively.
Capitalized interest was calculated using an average rate of 3.95% and 3.96% for 2020 and 2019, respectively, which represents the weighted average interest rate on our outstanding long-term debt.